The Company and basis of presentation (Details) € in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2020 EUR (€)	Jun. 30, 2021 EUR (€)	Jun. 30, 2020 EUR (€)
Costs of revenue previously recorded in selling, general and administrative expense
The Company and basis of presentation
Amount of reclassifications or changes in presentation	€ 22,156		€ 42,369
Selling, general and administrative expenses previously recorded in (gain) loss related to divestitures of Care Coordination activities
The Company and basis of presentation
Amount of reclassifications or changes in presentation	€ 4,592		€ 28,924
Argentina
The Company and basis of presentation
Index at June 30, 2021		483.6
Calendar year increase		25.00%
Loss on net monetary position in EUR		€ 13,968
Lebanon
The Company and basis of presentation
Index at June 30, 2021		415.0
Calendar year increase		46.00%
Loss on net monetary position in EUR		€ 890